Net Loss Per Share - Summary of Pro Forma Condensed Combined Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Pro forma net loss	$ (29,843)	$ (518,863)
Weighted-average number of shares outstanding used to compute pro forma net loss per share, basic	246,694	246,526
Weighted-average number of shares outstanding used to compute pro forma net loss per share, diluted	246,694	246,526
Pro forma net loss per share, basic	$ (0.12)	$ (2.1)
Pro forma net loss per share, diluted	$ (0.12)	$ (2.1)
Weighted-average number of shares outstanding used to compute pro forma net loss per share, basic and diluted
Nuvation Bio historical weighted-average shares outstanding	219,048	218,880
Shares issued in connection with the Acquisition	27,646	27,646
Total weighted-average shares outstanding used to compute pro forma net loss, basic	246,694	246,526
Total weighted-average shares outstanding used to compute pro forma net loss, diluted	246,694	246,526